Consolidated Statements of Puttable Preferred Shares and Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class A Common Shares [Member]
Dividends per common share	$ 0.50	$ 0.75	$ 1.50
Series C Preferred Shares [Member]
Dividends per preferred share			1.19
Series D Preferred Shares [Member]
Dividends per preferred share	1.99	1.99	1.99
Series E Preferred Shares [Member]
Dividends per preferred share	2.06	2.06	2.06
Series F Preferred Shares [Member]
Dividends per preferred share	1.77	1.74	0.79
Series G Preferred Shares [Member]
Dividends per preferred share	2.05	2.05	0.76
Series H Preferred Shares [Member]
Dividends per preferred share	1.97	$ 1.97	$ 0.43
Series I Preferred Stock [Member]
Dividends per preferred share	$ 0.23